Additional Information — Condensed Financial Statements of the Parent Company	12 Months Ended
Dec. 31, 2023
Additional Information — Condensed Financial Statements of the Parent Company [Abstract]
Additional Information — Condensed Financial Statements of the Parent Company

26. Additional Information — Condensed Financial Statements of the Parent Company

As mentioned in Note 1, the Company was incorporated in the Cayman Islands in January 2023 and didn’t carry out significant operation activities. CCT is the predecessor of the Company, thus, the Company disclosed combined condensed financial statements of the Company and CCT (collectively refer to the “Parent Company” or “Cheche”) as follows:

The condensed financial information of the Parent Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Parent Company uses the equity method to account for investments in its subsidiaries, VIE and subsidiaries of VIE.

The subsidiaries did not pay any dividend to the Parent Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Parent Company, as such, these statements are not the general purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Parent Company.

The Parent Company did not have significant capital and other commitments or guarantees as of December 31, 2022 and 2023.

Condensed statements of operations and comprehensive loss:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating expenses:
General and administrative expenses	(15,135)	(13,787)	(14,272)
Total operating expense	(15,135)	(13,787)	(14,272)
Other expense
Interest income from VIE	971	1,692	1,790
Share of loss of subsidiaries, VIE and subsidiaries of VIE	(131,142)	(77,878)	(149,974)
Others, net	(1,152)	(1,049)	3,024
Loss before income tax	(146,458)	(91,022)	(159,432)
Income tax expense	(3)	-	(158)
Net loss	(146,461)	(91,022)	(159,590)
Accretions to preferred shares redemption value	101,467	(188,271)	(762,169)
Net loss attributable to Cheche’s ordinary shareholders	(44,994)	(279,293)	(921,759)
Net loss	(146,461)	(91,022)	(159,590)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	(10,278)	8,207	1,621
Fair value changes of amounts due to related party due to own credit risk	1,590	(476)	(405)
Total comprehensive loss	(155,149)	(83,291)	(158,374)
Accretions to preferred shares redemption value	101,467	(188,271)	(762,169)
Total comprehensive loss to Cheche’s ordinary shareholders	(53,682)	(271,562)	(920,543)

Condensed balance sheets:

	As of December 31,	As of December 31,
	2022	2023
	RMB	RMB
Current assets:
Cash and cash equivalents	1,008	119,033
Amount due from the subsidiaries of the Group	-	1,520
Prepayments and other current assets	287	1,118
Total current assets	1,295	121,671
Non-current assets:
Other non-current assets	-	4,149
Amounts due from the subsidiaries of the Group	639,110	638,290
Total non-current assets	639,110	642,439
TOTAL ASSETS	640,405	764,110
Current liabilities:
Accrued expenses and other current liabilities	27,899	11,310
Warrant	1,045	850
Deficit in subsidiaries, VIE and subsidiaries of VIE	313,123	365,377
Amounts due to the subsidiaries of the Group	-	2,972
Total current liabilities	342,067	380,509
Non-current liabilities:
Warrant	-	5,419
Total non-current liabilities	-	5,419
Total liabilities	342,067	385,928
Mezzanine equity
Convertible redeemable preferred shares	1,558,881	-
Total mezzanine equity:	1,558,881	-
Shareholders’ (deficit)/equity:
Ordinary shares *	2	5
Treasury stock*	(1,025)	(1,025)
Additional paid-in capital*	25	2,491,873
Accumulated deficit	(1,259,479)	(2,113,821)
Accumulated other comprehensive loss	(66)	1,150
Total shareholders’ (deficit)/equity	(1,260,543)	378,182
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUITY	640,405	764,110

*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

Condensed statements of cash flows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash used in operating activities	(22,275)	(6,352)	(20,885)
Cash flows from investing activities
Cash paid for investments in subsidiaries, VIE and subsidiaries of VIE	(304,759)	(172,030)	-
Placement of short-term investments	(63,757)	-	-
Cash received from maturities of short-term investments	-	63,757	-
Net cash used in investing activities	(368,516)	(108,273)	-
Cash flows from financing activities
Proceeds from issuance of ordinary shares	633,847	-	-
Proceeds from PIPE financing – Prime Impact Cayman LLC	-	-	8,609
Proceeds from PIPE financing – World Dynamic Limited	-	-	93,436
Proceeds from PIPE financing – Goldrock Holdings Limited	-	-	35,863
Cash payment for redemption of Series C convertible redeemable preferred shares	-	(137,202)	-
Cash received from long-term borrowings from a third party	19,127	-	-
Cash repayments of long-term borrowings to a third party	(7,287)	(11,840)	-
Net cash generated from/(used in) financing activities	645,687	(149,042)	137,908
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(2,958)	11,725	1,002
Net increase/(decrease) in cash and cash equivalents and restricted cash	251,938	(251,942)	118,025
Cash and cash equivalents at beginning of the year	1,012	252,950	1,008
Cash and cash equivalents and restricted cash at end of the year	252,950	1,008	119,033

The Parent Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIE and subsidiaries of VIE.

For the Parent Company only condensed financial information, the Parent Company records its investments in subsidiaries, VIE and subsidiaries of VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed balance sheets as “Investments in subsidiaries, VIE and subsidiaries of VIE” and shares in the subsidiaries, VIE and subsidiaries of VIE’s loss are presented as “Equity in loss of subsidiaries, VIE and subsidiaries of VIE” on the Condensed statements of operations and comprehensive loss. The Parent Company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements. The Parent Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIE and subsidiaries of VIE.